GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Principal
Amount (CNH)	Corporate Bonds: 77.6%	Value
	Auto-Cars/Light Trucks: 3.4%
1,000,000	Volkswagen International Finance NV, 2.900%, 01/21/24	$136,508

	Commercial Banks: 34.1%
1,000,000	Bank of China, 3.080%, 04/28/26	136,273
1,000,000	Bank of Communications Bank Co., Ltd., 3.200%, 03/21/24	136,756
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	545,133
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	136,770
1,000,000	QNB Finance Ltd., 3.900%, 06/17/25	136,393
2,000,000	Standard Chartered PLC 4.350%, 03/18/26	276,535
		1,367,860
	Diversified Banks: 3.4%
1,000,000	HSBC Holding, 3.400%, 06/29/27	136,468

	Diversified Operations: 3.4%
1,000,000	Wharf Finance Lrd., 3.250%, 01/14/24	136,841

	Export/Import Bank: 20.5%
1,000,000	Agriculture Development Bank of China 3.400%, 11/06/24	137,798
1,000,000	China Development Bank, 3.030%, 11/27/23	137,040
1,000,000	China Development Bank, 3.230%, 11/27/25	137,761
1,000,000	European International Bank, 2.700%, 04/22/24	136,315
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	137,436
1,000,000	Kreditanstalt Fuer Wiederaufbau, 2.700%, 03/25/24	136,361
		822,711
	Finance-Mtg Loan/Banker: 3.4%
1,000,000	Hong Kong Mortgage Corp. Ltd., 2.700%, 02/09/24	136,574

	Municipal City: 3.4%
1,000,000	Municipality of Shenzhen China, 2.900%, 10/19/26	136,197

	Transportation Services: 2.6%
1,000,000	GLP China Holding Ltd., 4.000%, 02/7/24	106,268

	Real Estate Operator/Developer: 3.4%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	134,400

	Total Corporate Bonds	$3,113,827
	(cost $3,486,068)

	Total Investments in Securities	3,113,827
	(cost $3,486,068): 77.6%

	China Yuan (Offshore): 21.8%	831,831
	Other Assets less Liabilities: 0.6%	67,332

	Net Assets: 100.0%	$4,012,990

CNH - The official currency of the People’s Republic of China.